Basis of Presentation of the Consolidated Financial Statements - Basis of consolidation and business combinations (Detail)	12 Months Ended
Dec. 31, 2021
Top of Range [Member]
Statement Of Compliance And Basis Of Presentation [Line Items]
Fair value of assets acquired and liabilities assumed, measurement period	1 year